Capital Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders’ equity
Common shares outstanding, shares, beginning	317,943,990	254,355,192
Shares issued in reverse acquisition, shares	0	63,588,798
Shares issued to settle debts, shares	45,241,388	0
Shares repurchased, shares	(155,000)	0
Common shares outstanding, shares, ending	363,030,378	317,943,990
Common shares outstanding, amount, beginning	$ 2,588	$ 301
Shares issued in reverse acquisition, amount	0	2,287
Shares issued to settle debts, amount	4,749	0
Shares repurchased, amount	(17)	0
Common shares outstanding, amount, ending	$ 7,320	$ 2,588